Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2022, 2021 and 2020, and our financial performance for each such fiscal year (except for shareholder returns, all figures in 000s):
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	EBITDA, as adjusted for Sprint acquisition costs(3)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)
2022	10,917	1,316	1,263	201	82.81	75.30	5,146	232,868
2021	11,504	18,763	1,040	1,633	106.44	74.68	48,815	227,902
2020	14,111	8,406	1,248	928	100.82	82.21	6,216	213,995

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Dave Schaeffer	Thaddeus Weed, Sean Wallace, James Bubeck, John Chang and Henry Kilmer
2021	Dave Schaeffer	Sean Wallace, James Bubeck, Brad Kummer, John Chang and Timothy O’Neill
2020	Dave Schaeffer	Sean Wallace, Thaddeus Weed, Jean-Michel Slagmuylder, Timothy O’Neill, James Bubeck and Brad Kummer
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (all figures in 000s):
	2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(10,798)	(999)	(11,148)	(746)	(13,876)	(936)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,761	799	12,841	878	11,180	731
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(6,649)	(436)	5,497	212	(1,622)	(146)
	2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,025)	(180)	910	222	659	16
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(274)	(955)	—	(2,146)	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	98	25	114	27	100	15
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(9,614)	(1,065)	7,259	592	(5,704)	(320)

(2)
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of NASDAQ Telecommunications Index (the “Peer Group”).

(3)
EBITDA, as adjusted for Sprint acquisition costs, is a non-GAAP measure. EBITDA represents net cash flows provided by operating activities plus changes in operating assets and liabilities, cash interest expense and cash income tax expense. EBITDA, as adjusted for Sprint acquisition costs, represents EBITDA plus costs related to the Company’s Sprint Communications acquisition.

Company Selected Measure Name	EBITDA, as adjusted for Sprint acquisition costs
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Dave Schaeffer	Thaddeus Weed, Sean Wallace, James Bubeck, John Chang and Henry Kilmer
2021	Dave Schaeffer	Sean Wallace, James Bubeck, Brad Kummer, John Chang and Timothy O’Neill
2020	Dave Schaeffer	Sean Wallace, Thaddeus Weed, Jean-Michel Slagmuylder, Timothy O’Neill, James Bubeck and Brad Kummer

Peer Group Issuers, Footnote [Text Block]	(2) For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of NASDAQ Telecommunications Index (the “Peer Group”).
PEO Total Compensation Amount	$ 10,917,000	$ 11,504,000	$ 14,111,000
PEO Actually Paid Compensation Amount	$ 1,316,000	18,763,000	8,406,000
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Dave Schaeffer	Thaddeus Weed, Sean Wallace, James Bubeck, John Chang and Henry Kilmer
2021	Dave Schaeffer	Sean Wallace, James Bubeck, Brad Kummer, John Chang and Timothy O’Neill
2020	Dave Schaeffer	Sean Wallace, Thaddeus Weed, Jean-Michel Slagmuylder, Timothy O’Neill, James Bubeck and Brad Kummer
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (all figures in 000s):
	2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(10,798)	(999)	(11,148)	(746)	(13,876)	(936)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,761	799	12,841	878	11,180	731
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(6,649)	(436)	5,497	212	(1,622)	(146)
	2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,025)	(180)	910	222	659	16
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(274)	(955)	—	(2,146)	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	98	25	114	27	100	15
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(9,614)	(1,065)	7,259	592	(5,704)	(320)

Non-PEO NEO Average Total Compensation Amount	$ 1,263,000	1,040,000	1,248,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 201,000	1,633,000	928,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Dave Schaeffer	Thaddeus Weed, Sean Wallace, James Bubeck, John Chang and Henry Kilmer
2021	Dave Schaeffer	Sean Wallace, James Bubeck, Brad Kummer, John Chang and Timothy O’Neill
2020	Dave Schaeffer	Sean Wallace, Thaddeus Weed, Jean-Michel Slagmuylder, Timothy O’Neill, James Bubeck and Brad Kummer
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows (all figures in 000s):
	2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(10,798)	(999)	(11,148)	(746)	(13,876)	(936)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,761	799	12,841	878	11,180	731
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(6,649)	(436)	5,497	212	(1,622)	(146)
	2022 ($, in 000s)		2021 ($, in 000s)		2020 ($, in 000s)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,025)	(180)	910	222	659	16
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(274)	(955)	—	(2,146)	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	98	25	114	27	100	15
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(9,614)	(1,065)	7,259	592	(5,704)	(320)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 82.81	106.44	100.82
Peer Group Total Shareholder Return Amount	75.3	74.68	82.21
Net Income (Loss)	$ 5,146,000	$ 48,815,000	$ 6,216,000
Company Selected Measure Amount	232,868	227,902	213,995
PEO Name	Dave Schaeffer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(3)
EBITDA, as adjusted for Sprint acquisition costs, is a non-GAAP measure. EBITDA represents net cash flows provided by operating activities plus changes in operating assets and liabilities, cash interest expense and cash income tax expense. EBITDA, as adjusted for Sprint acquisition costs, represents EBITDA plus costs related to the Company’s Sprint Communications acquisition.

PEO [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,798,000	$ 11,148,000	$ 13,876,000
PEO [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,761,000	12,841,000	11,180,000
PEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,649,000)	5,497,000	(1,622,000)
PEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,025,000)	910,000	659,000
PEO [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		955,000	2,146,000
PEO [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,000	114,000	100,000
PEO [Member] | Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,614,000)	7,259,000	(5,704,000)
Non-PEO NEO [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	999,000	746,000	936,000
Non-PEO NEO [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	799,000	878,000	731,000
Non-PEO NEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(436,000)	212,000	(146,000)
Non-PEO NEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(180,000)	222,000	16,000
Non-PEO NEO [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	274,000
Non-PEO NEO [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,000	27,000	15,000
Non-PEO NEO [Member] | Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,065,000)	$ 592,000	$ (320,000)